UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/07

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Blackhill Capital, Inc.
Address: 161 Madison Avenue
                Morristown, NJ  07960

Form 13F File Number: 28-02823

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Cary M. Schwartz
Title:    President
Phone:  973-984-7014

Signature, Place, and Date of Signing:

Cary M. Schwartz, Morristown, New Jersey 7/24/07
[Signature] [City, State] [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name
28-02823   Blackhill Capital, Inc.
[Repeat as necessary.]



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 74

Form 13F Information Table Value Total: $499,139  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name
28-02823  Blackhill Capital, Inc.
[Repeat as necessary.]



                                                          Market Value
Other  Voting
Issuer                                Class         Cusip      x 1000
Discreti Quantity  Managers Authority

ABBOTT LABORATORIES CMN               COMMON    002824100     7757.253
Sole     144860     None    Sole
ALTRIA GROUP INC CMN                  COMMON    00209S103     1553.601
Sole      22150     None    Sole
AMERICAN STATES WATER CO CMN          COMMON     29899101      192.078
Sole       5400     None    Sole
AQUA AMERICA INC CMN                  COMMON    03836W103    468.53346
Sole      20832     None    Sole
ARCHSTONE-SMITH TRUST CMN             COMMON     03958310      1477.75
Sole      25000     None    Sole
AUTOMATIC DATA PROCESSING INC         COMMON    053015103      126.022
Sole       2600     None    Sole
BAXTER INTERNATIONAL INC CMN          COMMON    071813109       3662.1
Sole      65000     None    Sole
BERKSHIRE HATHAWAY INC CL-A (D        COMMON    084670108      109.475
Sole          1     None    Sole
BERKSHIRE HATHAWAY INC. CLASS         COMMON    084670207       735.42
Sole        204     None    Sole
BOARDWALK PIPELINE PARTNERS LP        COMMON    096627104      4754.32
Sole     134000     None    Sole
BP PLC SPONSORED ADR CMN              COMMON    055622104  15573.43892
Sole     215878     None    Sole
BRISTOL MYERS SQUIBB CO CMN           COMMON    110122108    13684.416
Sole     433600     None    Sole
BUCKEYE GP HOLDINGS L.P. CMN          COMMON    118167105     2472.704
Sole      74300     None    Sole
BUCKEYE PARTNERS LP UNITS CMN         COMMON    118230101      3618.06
Sole      70500     None    Sole
CALIFORNIA WATER SERVICE GROUP        COMMON    130788102      142.462
Sole       3800     None    Sole
CATERPILLAR INC (DELAWARE) CMN        COMMON    149123101     4698.783
Sole      60010     None    Sole
CHEVRON CORPORATION CMN               COMMON    166764100     3567.564
Sole      42350     None    Sole
CITADEL BROADCASTING CORP CMN         COMMON    17285T106    113.24265
Sole      17557     None    Sole
COACH INC CMN                         COMMON    189754104     9596.475
Sole     202500     None    Sole
COCA-COLA COMPANY (THE) CMN           COMMON    191216100       1.0462
Sole         20     None    Sole
CONNECTICUT WATER SVC CMN             COMMON    207797101         97.4
Sole       4000     None    Sole
CONSOLIDATED EDISON INC CMN           COMMON    209115104     11.41536
Sole        253     None    Sole
DUNCAN ENERGY PARTNERS L.P. CM        COMMON    265026104        892.5
Sole      34000     None    Sole
EAGLE ROCK ENERGY PARTNERS, LP        COMMON    26985R104     2524.896
Sole     105600     None    Sole
ELI LILLY & CO CMN                    COMMON    532457108    13545.312
Sole     242400     None    Sole
EMERSON ELECTRIC CO. CMN              COMMON    291011104        280.8
Sole       6000     None    Sole
ENBRIDGE ENERGY MGMT, LLC CMN         COMMON    29250X103    1588.8002
Sole      28555     None    Sole
ENBRIDGE ENERGY PARTNERS L P C        COMMON    29250R106      3410.77
Sole      61400     None    Sole
ENTERPRISE PRODUCTS PART L.P C        COMMON    293792107   2526.76373
Sole      79433     None    Sole
EXXON MOBIL CORPORATION CMN           COMMON     30231G10  11073.33432
Sole     132014     None    Sole
GENERAL ELECTRIC CO CMN               COMMON    369604103  22428.48168
Sole     585906     None    Sole
GOLDMAN SACHS GROUP, INC.(THE)        COMMON    38141G104      585.225
Sole       2700     None    Sole
GOOGLE, INC. CMN CLASS A              COMMON    38259P508    396.20667
Sole        758     None    Sole
HARTFORD FINANCIAL SRVCS GROUP        COMMON    416515104    17702.247
Sole     179700     None    Sole
HOSPIRA, INC. CMN                     COMMON    441060100    4294.0096
Sole     109990     None    Sole
JOHNSON & JOHNSON CMN                 COMMON    478160104    12280.866
Sole     199300     None    Sole
KIMBERLY CLARK CORP CMN               COMMON    494368103    14541.886
Sole     217400     None    Sole
KINDER MORGAN ENERGY PARTNERS         COMMON    494550106  11869.93406
Sole     215074     None    Sole
KINDER MORGAN MANAGEMENT, LLC         COMMON    49455U100    6382.7658
Sole     122982     None    Sole
KRAFT FOODS INC CMN CLASS A           COMMON    50075N104    190.17375
Sole       5395     None    Sole
LEHMAN BROTHERS HOLDINGS INC C        COMMON    524908100       7428.4
Sole      98000     None    Sole
LOEWS CORP CMN                        COMMON    540424108      21411.6
Sole     420000     None    Sole
MAGELLAN MIDSTREAM PARTNERS LP        COMMON    559080106     3847.508
Sole      82600     None    Sole
MEDCOHEALTH SOLUTIONS, INC. CM        COMMON    58405U102    12673.375
Sole     162500     None    Sole
MICROSOFT CORPORATION CMN             COMMON    594918104    295.52516
Sole      10028     None    Sole
MIDDLESEX WATER CO CMN                COMMON    596680108    128.05386
Sole       6666     None    Sole
NAVISTAR INTL CORP (NEW) CMN          COMMON    63934E108        0.792
Sole         12     None    Sole
NIKE CLASS-B CMN CLASS B              COMMON    654106103       2.3316
Sole         40     None    Sole
NORFOLK SOUTHERN CORPORATION C        COMMON    655844108      59.9298
Sole       1140     None    Sole
ONEOK PARTNERS, L.P. LIMITED P        COMMON    68268N103      1683.87
Sole      24600     None    Sole
PEPSICO INC CMN                       COMMON    713448108       233.46
Sole       3600     None    Sole
PFIZER INC. CMN                       COMMON    717081103    28531.006
Sole    1115800     None    Sole
PLAINS ALL AMERICAN PIPELINE L        COMMON    726503105      3335.26
Sole      52400     None    Sole
PROCTER & GAMBLE COMPANY (THE)        COMMON    742718109  20363.97081
Sole     332799     None    Sole
SEARS HOLDINGS CORPORATION CMN        COMMON    812350106        406.8
Sole       2400     None    Sole
SIGMA ALDRICH CORP CMN                COMMON    826552101     5768.984
Sole     135200     None    Sole
STANDARD & POORS DEP RCPTS SPD        COMMON     78462F10      345.989
Sole       2300     None    Sole
STATE STREET CORPORATION (NEW)        COMMON    857477103          684
Sole      10000     None    Sole
STD & PRS 400 MID-CAP DEP RCPT        COMMON     59563510     382.9325
Sole       2350     None    Sole
SUNOCO LOGISTICS PARTNERS LP C        COMMON    86764L108       720.96
Sole      12000     None    Sole
TARGA RESOURCES PARTNERS LP CM        COMMON    87611X105       1038.5
Sole      31000     None    Sole
TC PIPELINES, L.P. CMN                COMMON    87233Q108       4858.5
Sole     123000     None    Sole
TEPPCO PARTNERS L.P. UNITS REP        COMMON    872384102      2007.29
Sole      45250     None    Sole
THERMOGENESIS CORP NEW CMN            COMMON    883623209         27.6
Sole      10000     None    Sole
TIFFANY & CO CMN                      COMMON    886547108        265.3
Sole       5000     None    Sole
TIME WARNER INC. CMN                  COMMON    887317105       1262.4
Sole      60000     None    Sole
TOOTSIE ROLL & IND. CMN               COMMON    890516107      8.28529
Sole        299     None    Sole
TOOTSIE ROLL INDS INC CL-B CMN        COMMON     89051620       31.581
Sole        726     None    Sole
UNITEDHEALTH GROUP INC CMN            COMMON    91324P102       102.28
Sole       2000     None    Sole
WALT DISNEY COMPANY (THE) CMN         COMMON    254687106     7807.818
Sole     228700     None    Sole
WILLIAMS PARTNERS L. P. CMN           COMMON    96950F104     1298.194
Sole      26900     None    Sole
WILLIAMS SONOMA INC CMN               COMMON    969904101  150306.4943
Sole    4759547     None    Sole
WYETH CMN                             COMMON    983024100       487.39
Sole       8500     None    Sole
ZIMMER HLDGS INC CMN                  COMMON    98956P102   20404.1604
Sole     240360     None    Sole

                                                           499139.0721